C1 Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Summary of intangible assets

Intangible assets
	2022			2021
	Capitalized development expenses	Goodwill	Customer relationships, IPR 1) , and other intangible assets	Capitalized development expenses	Goodwill	Customer relationships, IPR 1) , and other intangible assets
Cost
Opening balance	19,158	44,963	55,936	18,049	41,592	53,913
Additions	1,720	—	126	962	—	131
Balances regarding acquired/divested business 2)	—	40,881	23,451	—	725	(95)
Disposals	—	—	(452)	—	—	(18)
Translation differences	218	5,070	3,793	147	2,646	2,005
Closing balance	21,096	90,914	82,854	19,158	44,963	55,936

Accumulated amortizations
Opening balance	(11,885)	—	(44,456)	(10,447)	—	(41,721)
Amortizations	(1,586)	—	(1,991)	(1,343)	—	(1,164)
Balances regarding divested business 2)	—	—	22	—	—	—
Disposals	—	—	452	—	—	18
Translation differences	(175)	—	(2,797)	(95)	—	(1,589)
Closing balance	(13,646)	—	(48,770)	(11,885)	—	(44,456)

Accumulated impairment losses
Opening balance	(3,745)	(6,759)	(7,650)	(3,745)	(6,647)	(7,387)
Balances regarding divested business 2)	—	415	81	—	—	—
Impairment losses	—	—	(61)	—	(112)	(201)
Translation differences	—	—	(114)	—	—	(62)
Closing balance	(3,745)	(6,344)	(7,744)	(3,745)	(6,759)	(7,650)
Net carrying value	3,705	84,570	26,340	3,528	38,204	3,830

1)	Intellectual property rights.

2)	For more information on acquired/divested businesses, see note E2 “Business combinations.”

After-tax discount rates applied [member]
Disclosure of detailed information about intangible assets [line items]
Summary of discounting of projected after tax cash flows
An
after-tax
discount rate has been applied for the discounting of projected after-tax
cash flows. Rates per CGU:

Post-tax discount rates (%)
CGU	2022	2021
Networks	9.0	7.5
Cloud Software and Services	10.0	8.0
Vonage	9.5	—
Cradlepoint	9.5	10.0
iconectiv	10.0	9.0
Emodo	14.5	12.0
Red Bee Media	11.0	9.5